LIABILITIES PRESENTED AT FAIR VALUE	6 Months Ended
Jun. 30, 2015
LIABILITIES PRESENTED AT FAIR VALUE [Abstract]
LIABILITIES PRESENTED AT FAIR VALUE

NOTE 7:-LIABILITIES PRESENTED AT FAIR VALUE

According to the loan agreement ("Agreement") with Plenus Technologies Ltd. and its affiliates, ("Plenus"), dated January 31, 2007 (as amended on March 30, 2009 and September 4, 2011), Plenus is entitled to consideration of 15% of the proceeds payable in a Fundamental Transaction (as defined in the Agreement), upon consummation of a Fundamental Transaction until December 31, 2017. During such period, Plenus may elect to receive $300 in cash in lieu of such compensation. This compensation right was accounted for in accordance with ASC No. 815-40, "Derivatives and Hedging", based on which it was considered as a derivative and presented at fair value, with liabilities presented at fair value and other long term liabilities, which is marked to market at each reporting period. As of June 30, 2015 and December 31, 2014, the liability amounted to $965 and $906, respectively. The fair value of this derivative was conducted by management, and in connection therewith considered the report performed by an independent third-party valuation firm, using the Binomial Model for options valuation based on assumptions provided by management.